FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Trade Receivables

The aging of trade receivables were as follows:

	Total	Current (≤ 30 days)	31-60 days	61-90 days	≥91 days
Trade receivables	8,278,112	6,704,924	466,913	359,039	747,236
Loss allowance for expected credit loss	(62,425)	(445)	(240)	(433)	(61,307)
As at December 31, 2024	8,215,687	6,704,479	466,673	358,606	685,929

Trade receivables	12,207,008	10,014,210	918,055	380,704	894,039
Loss allowance for expected credit loss	(68,666)	(471)	(255)	(459)	(67,481)
As at December 31, 2025	12,138,342	10,013,739	917,800	380,245	826,558

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities considered in the context of the Group’s liquidity risk management strategy. The amounts are gross and undiscounted and include contractual interest payments.

For the years ending December 31,	2026	2027	2028	2029	Thereafter	Total	Imputed interests	Carrying amount as of December 31, 2025
	USD	USD	USD	USD	USD	USD	USD	USD
Financial liabilities
Guaranteed Bank and financial institution loans	1,061,921	363,925	105,658	95,239	154,513	1,781,346	201,966	1,579,380
Trade and other payables	10,837,525	-	-	-	-	10,837,525	-	10,837,525
Lease obligation	538,597	469,182	460,972	172,202	126,374	1,767,327	237,926	1,529,401
Total contractual obligations	12,438,043	833,107	566,630	267,441	280,887	14,386,198	439,892	13,946,306

Schedule of Level 3 Fair Values for the Convertible Loan

The following table show the valuation techniques used in measuring Level 3 fair values for the warrant liabilities in the statement of financial position, as well as the significant unobservable inputs used.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs
Liability
2024 Warrant liabilities	Black-Scholes Model / Monte Carlo Simulation: The valuation model considers factors such as stock price, volatility, risk-free rate, and time to expiration to determine the fair value of the warrants.

- Expected stock price volatility, assessed at 58.86%, 116.79% and 125.93% based on peer Companies, historical trends and market conditions as of issuance date, December 31, 2024 and December 31, 2025, respectively. - Risk-free interest rate of 4.787% , 4.220% and 3.550%, based on government bond yields as of issuance date and December 31, 2024, respectively.

- Expected life of the warrants, estimated at 3 years, 2.31 years and 1.31 years as of issuance date, December 31, 2024 and December 31, 2025, respectively.

Changes in stock price volatility, risk-free rate, or expected life will impact the fair value of warrant liabilities, leading to fluctuations in financial statements.

2025 Warrant liabilities	Black-Scholes Model / Monte Carlo Simulation: The valuation model considers factors such as stock price, volatility, risk-free rate, and time to expiration to determine the fair value of the warrants.

- Expected stock price volatility, assessed at 92.90% and 92.30% based on peer Companies, historical trends and market conditions as of issuance date and December 31, 2025 respectively. - Risk-free interest rate of 3.500% and 3.568%, based on government bond yields as of issuance date and December 31, 2024, respectively.

- Expected life of the warrants, estimated at 3.5 years and 3.2 years as of issuance date and December 31, 2024, respectively.

Changes in stock price volatility, risk-free rate, or expected life will impact the fair value of warrant liabilities, leading to fluctuations in financial statements.
			December 31, 2025
			Recognized in profit or loss
	Input	Change	Favorable change	Unfavorable change
2024 Warrant liabilities	Expected volatility	±10%	$183	$277
2025 Warrant liabilities	Expected volatility	±10%	$182,000	$174,000
			182,183	174,277

Financial Instruments [Member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Credit Risk for Trade Receivables

The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	Net carrying amount as at December 31,
	2025	2024
	USD	USD
Singapore	8,977,396	6,015,877
Malaysia	2,390,974	2,082,111
Others	769,972	117,699
Total	12,138,342	8,215,687